Employees' Stock Option Plans (ESOP) - Additional Information (Details) $ / shares in Units, $ in Thousands, ₨ in Millions										12 Months Ended
	Feb. 01, 2022 shares	Jan. 12, 2022	May 02, 2021 shares	Apr. 14, 2021 USD ($)	Apr. 14, 2021 INR (₨)	Jun. 22, 2019 shares	Feb. 20, 2018 USD ($) Installment	Feb. 20, 2018 INR (₨) Installment	Mar. 31, 2016 shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 USD ($) shares $ / shares	Apr. 01, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized										4,800,000,000		4,800,000,000
Number of shares outstanding										4,193,012,929		4,245,146,114
Treasury shares										13,725,712		15,514,732	18,239,356	20,324,982
Total granted										4,491,012	4,491,012	4,372,269	6,601,609
Fair value on the date of modification recognized as financial liability | $										$ 12,000			$ 8,000
Carrying value of liability towards cash settled share based payments | $										2,000		$ 1,000
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares issued by secondary acquisition of shares						45,000,000
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted			73,962
Fair value of instruments eligibility for one time equity grants										$ 1,340	₨ 100.0
2019 Stock Ownership Program | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period										will vest over three years	will vest over three years
Total granted										74,800	74,800
2019 Stock Ownership Program | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized						50,000,000
Vesting period						3 years
2019 Stock Ownership Program | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period						1 year
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period									4 years
Treasury shares										13,725,712		15,514,732
Number of shares earmarked for welfare activities of the employees										200,000		200,000
Weighted average exercise price, Exercised | $ / shares										$ 22.71		$ 14.92	$ 10.49
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period										These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.	These RSUs will vest in line with the employment agreement based on achievement of certain performance targets.
Fair value of instruments annual grant performance based RSU				$ 2,000	₨ 130.0
Total granted			96,150
2015 Stock Incentive Compensation Plan | Annual Grant Performance Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period				will vest over three years based on certain performance targets	will vest over three years based on certain performance targets
Total granted			5,547
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Chief Executive Officer and Managing Director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period							will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 18,340 RSUs was made effective February 1, 2022, for fiscal 2022.	will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 18,340 RSUs was made effective February 1, 2022, for fiscal 2022.
Total granted	18,340
Fair value of instruments eligibility annual equity grants							$ 440	₨ 32.5
Number of annual installments | Installment							3	3
2015 Stock Incentive Compensation Plan | Time Based Restricted Stock Units (RSUs) | Other KMPs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period		will vest over four years								will vest over four years	will vest over four years
Total granted	9,876									154,630	154,630
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period									will generally vest over a period of 4 years
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized									24,038,883
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding									11,223,576
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
cash settled options outstanding (net of forfeitures)										265,561		387,088
2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Exercised | $ / shares										$ 20.89		$ 15.90